Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
6. Inventories
The composition of inventories is as follows:

	12/31/2019			12/31/2018
	Cost	Provision for losses	Net balance	Cost	Provision for losses	Net balance
Fuels, lubricants and greases	1,843,257	(2,073)	1,841,184	1,367,015	(1,804)	1,365,211
Finished goods	541,689	(22,048)	519,641	581,504	(20,923)	560,581
Work in process	1,971	0	1,971	1,412	—	1,412
Raw materials	365,960	(2,552)	363,408	383,161	(1,894)	381,267
Liquefied petroleum gas (LPG)	101,715	(5,761)	95,954	109,362	(5,761)	103,601
Consumable materials and other items for resale	140,058	(2,587)	137,471	150,188	(3,770)	146,418
Pharmaceutical, hygiene, and beauty products	549,191	(2,877)	546,314	583,060	(5,364)	577,696
Purchase for future delivery (1)	183,170	(2,719)	180,451	193,928	(2,964)	190,964
Properties for resale	29,273	(107)	29,166	27,489	(107)	27,382

	3,756,284	(40,724)	3,715,560	3,397,119	(42,587)	3,354,532

(1)	Refers substantially to ethanol, biodiesel and advance of fuels.
Movements in the provision for losses are as follows:

Balance as of December 31, 2016	47,271
Reversals to net realizable value adjustment	(6,713)
Reversals of obsolescence and other losses	(3,459)

Balance as of December 31, 2017	37,099
Additions to net realizable value adjustment	600
Additions of obsolescence and other losses	3,903
Oxiteno Andina (i)	985

Balance as of December 31, 2018	42,587
Reversals to net realizable value adjustment	(5,174)
Additions of obsolescence and other losses	4,296
Oxiteno Andina (ii)	(985)

Balance as of December 31, 2019	40,724

(i)	Refers to the impairment for subsidiary Oxiteno Andina.
(ii)	Refers to the asset write-offs of Oxiteno Andina (see Note nº 3.b.3).
The breakdown of provisions for losses related to inventories is shown in the table below:

	12/31/2019	12/31/2018
Net realizable value adjustment	15,243	21,402
Obsolescence and other losses	25,481	21,185

Total	40,724	42,587